SHAREHOLDERS' EQUITY (Status of the Company's Share Option Plans) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share Options
Outstanding - beginning of year	1,778,865	1,757,170	1,534,642
Granted	290,597	434,571	625,959
Exercised	458,801	268,022	287,928
Expired and forfeited	193,470	144,854	115,503
Outstanding - year end	1,417,191	1,778,865	1,757,170
Vested and expected to vest at year-end	1,417,191	1,778,865	1,757,170
Options exercisable at year-end	540,978	746,732	689,369
Weighted Average Exercise Price
Outstanding - beginning of year	$ 10.52	$ 9.95	$ 8.90
Granted	25.90	11.36	11.67
Exercised	9.14	8.15	8.06
Expired and forfeited	11.18	8.58	10.01
Outstanding - year end	14.02	10.52	9.95
Vested and expected to vest at year-end	14.02	10.52	9.95
Options exercisable at year-end	$ 10.65	$ 9.51	$ 8.66